CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowances for doubtful accounts (in dollars)	$ 1,481	$ 1,266
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015
Ordinary share, authorized shares	62,500,000	62,500,000
Ordinary share, shares issued	10,443,000	10,413,000
Ordinary share, shares outstanding	9,187,000	9,157,000
Treasury shares	1,256,000	1,256,000
Related Party [Member]
Receivables due from related parties	$ 481
Allowances for doubtful accounts (in dollars)	$ 49,000	$ 0